Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncash or Part Noncash Acquisitions [Line Items]
Transfers from loans to other assets for OREO	$ 7	$ 16	$ 11
Assets of consolidated VIEs	134	3,419	15,249
Liabilities of consolidated VIEs	96	3,478	13,949
Noncontrolling interests of consolidated VIEs	163	29	699
Disposition of business		$ 544